Note 8 - Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
6.	Stockholders’ Equity

Common Stock Warrants Requiring Liability Accounting

The net-cash settlement and down round provisions contained in common stock warrants issued by the Company in a January 2013 private placement require derivative liability accounting treatment for the warrants. Likewise, the down round provision contained in common stock warrants issued by the Company in a July 2012 private placement also requires derivative liability accounting treatment for the warrants. The fair value of all such warrants was calculated using the Monte Carlo simulation valuation method.

Assumptions used in calculating the fair value of these warrants at September 30, 2014 are noted below:

Dividend yield	0%
Expected volatility	38.5% - 100.0%
Risk free interest rates	0.76% - 1.18%
Expected remaining term (in years)	2.76 to 3.32

In addition to the assumptions above, the Company also takes into consideration whether it would participate in another round of equity financing and, if so, what that stock price would be for such a financing at that time.

The fair values and the changes in fair values of the warrants accounted for as derivative liabilities are reflected below:

Fair value at December 31, 2013	$3,747,858
Gain on change in fair value of derivative liabilities	(578,179)
Fair value at September 30, 2014	$3,169,679

Stock Options

The Company has various share-based compensation plans and share-based compensatory contracts (collectively, the “Plans”). The Plans provide for the granting of share-based awards, such as incentive and non-qualified stock options, to employees, directors, consultants and advisors, and some of the Plans provide for cash-based awards. Awards may be subject to a vesting schedule as set forth in each individual award agreement.

In June 2013, the stockholders of the Company approved the 2013 Incentive Compensation Plan (the “2013 Plan”). Upon stockholder approval of the 2013 Plan, the Company ceased making awards under a previous plan. A total of 1,250,000 shares of the Company’s common stock are reserved for issuance under the 2013 Plan, of which awards as to 1,054,000 shares were outstanding as of September 30, 2014. Thus, awards as to 196,000 shares remained available for grants under the 2013 Plan as of September 30, 2014.

In December 2013, the Company’s board of directors approved the 2013 Non-Employee Director Equity Incentive Plan (the “Director Plan”). A total of 570,000 shares of the Company’s common stock are reserved for issuance under the Director Plan. The shares reserved for issuance under the Director Plan are intended to be used to cover the stock options granted pursuant to the terms of the Company’s Non-Employee Director Compensation Plan. As of September 30, 2014, awards for 295,000 shares had been issued under the Director Plan. Therefore, awards for 275,000 shares remained available for grants under the Director Plan as of September 30, 2014.

Activity under all of the Company’s equity compensation plans during the nine months ended September 30, 2014 is summarized below:

	Shares	Weighted - Average Exercise Price
Outstanding at December 31, 2013	7,430,225	$1.47
Granted	417,000	1.05
Exercised	(162,500)	0.88
Forfeited	(130,000)	1.88
Outstanding at September 30, 2014	7,554,725	1.46

The estimated grant date fair values of options granted during the nine months ended September 30, 2014 were calculated using the Black-Scholes valuation model, based on the following assumptions:

Dividend yield	0%
Expected volatility	49.7% to 51.8%
Risk free interest rates	1.90% to 2.71%
Expected lives (in years)	5.5 to 6.0

The Company records share-based compensation expense on a straight-line basis over the related vesting period. For the periods indicated below, share-based compensation expense related to options are:

Three Months Ended September 30,		Nine Months Ended September 30,
2014	2013	2014	2013
$192,001	$345,632	$555,909	$988,223

As of September 30, 2014, there was unrecognized compensation expense of $812,279 related to outstanding stock options, which is expected to be recognized over a weighted average period of approximately 1.5 years.

In October 2014, an option to purchase 2,400,000 shares of the Company’s common stock with an exercise price of $1.13 were issued to a new executive hired by the Company. The options vest over a three year period.

Warrants

Warrants have generally been issued for terms of up to five years. Common stock warrant activity for the nine months ended September 30, 2014 was as follows:

	Shares	Weighted - Average Exercise Price
Outstanding at December 31, 2013	12,136,865	$1.33
Issued (see Note 5)	1,190,250	1.75
Outstanding at September 30, 2014	13,327,115	1.37

8.     Stockholders’ Equity

January 2013 Private Placement

In January 2013, the Company entered into a securities purchase agreement for the private placement of shares of the Company’s common stock and warrants to purchase shares of the Company’s common stock, at a purchase price of $1.20 per unit (the “January 2013 Financing Transaction”). Each unit consisted of one share of common stock and a warrant to purchase one-half share of common stock.

In the January 2013 Financing Transaction, the Company sold to the investors 9,201,684 shares of common stock, together with warrants to purchase 4,600,842 shares of common stock, for aggregate gross proceeds of $11,042,021, before commissions and offering expenses. Non-employee directors of the Company invested a total of $402,000 in the January 2013 Financing Transaction. Each warrant is exercisable for five years from the date of issuance and has an exercise price of $1.75 per share, subject to adjustment from time to time for stock splits or combinations, stock dividends, stock distributions, recapitalizations and other similar transactions. In the event the Company issues shares of its common stock or common stock equivalents in a subsequent financing transaction at a price below the then prevailing warrant exercise price, the exercise price of the warrants will be adjusted downward (commonly referred to as a “down round” provision) to the price at which the Company issues the common stock or common stock equivalents.

In addition, the warrants contain a net-cash settlement feature that gives the warrant holder the right to net-cash settlement in the event certain transactions occur. Pursuant to the net-cash settlement provision of the warrants, if such a transaction occurs, the warrant holder will be entitled to receive cash equal to the value calculated under the Black-Scholes valuation model using (i) an expected volatility equal to the greater of 100% and the 100-day volatility obtained from the HVT function on Bloomberg, (ii) an expected term equal to the remaining term of the warrant, and (iii) an interest rate equal to the United States Treasury risk-free rate for the term of the lesser of the remaining term of the warrant or twenty-four months.

The Company’s placement agents earned commissions of $1,104,202 and the Company incurred other transaction costs of $133,024 related to the January 2013 Financing Transaction.

July 2012 Private Placement

In July 2012, the Company entered into securities purchase agreements for the private placement of shares of the Company’s common stock and warrants to purchase shares of the Company’s common stock, at a purchase price of $1.10 per unit (the “July 2012 Financing Transaction”). Each unit consisted of one share of common stock and a warrant to purchase one-half share of common stock. In the July 2012 Financing Transaction , the Company sold to the investors 5,454,523 shares of common stock, together with warrants to purchase 2,727,274 shares of common stock, for aggregate gross proceeds of $6,000,000. Each warrant is exercisable for five years from the date of issuance and had an initial exercise price of $1.45 per share. The exercise price is subject to adjustment from time to time for stock splits or combinations, stock dividends, stock distributions, recapitalizations and other similar transactions. In addition, the exercise price of the warrants is subject to a down round provision requiring adjustment on a weighted average basis in the event the Company issues common stock or common stock equivalents in a financing transaction at a price below the then prevailing warrant exercise price. As a result the January 2013 Financing Transaction, the exercise price of the warrants issued in the July 2012 Financing Transaction was adjusted to $1.41 per share. Non-employee directors of the Company invested a total of $269,980 in the July 2012 Financing Transaction. The Company’s placement agent for the July 2012 Financing Transaction, and its sub-placement agents, earned cash commissions of $480,000 as well as warrants to purchase 409,093 shares of the Company’s common stock. The placement agent warrants have the same terms and conditions as the investor warrants, except that the placement agent warrants have an exercise price of $1.10 per share.

Common Stock Warrants Requiring Liability Accounting

The net-cash settlement and down round provisions contained in the warrants issued in the January 2013 Financing Transaction require derivative liability accounting treatment for the warrants. Likewise, the down round provision contained in the warrants issued in the July 2012 Financing Transaction also requires derivative liability accounting treatment for the warrants. The fair value of these warrants was calculated using the Monte Carlo simulation valuation method

Assumptions used in calculating the fair value of these warrants are noted below:

					Transaction Date
	December 31,				January 2013			July 2012
	2013			2012	Financing			Financing
Dividend yield		0%		0%		0%		0%
Expected volatility	40.38%	-	100.00%	47.08%	47.08%	-	100.00%	47.64%
Risk free interest rates	1.01%	-	1.27%	0.65%		0.91%		0.75%
Expected remaining term (in years)	3.51	to	4.07	4.51		5.00		5.00

In addition to the assumptions above, the Company also takes into consideration whether or not it would participate in another round of equity financing and, if so, what that stock price would be for such a financing at that time.

The fair values and the changes in fair values of the warrants accounted for as a derivative liability is reflected below:

Balance at January 1, 2012	$-
Fair value of July 2012 warrants at transaction date	1,957,720
Loss on change in fair value	170,582
Balance at December 31, 2012	2,128,302
Fair value of January 2013 warrants at transaction date	3,305,245
Gain on change in fair value of derivative liabilities	(1,685,689)
Balance at December 31, 2013	$3,747,858

Preferred Stock

In 2006, the Company issued 7,965,000 shares of Series A Convertible Preferred Stock. The holders of Series A Convertible Preferred Stock had the right to convert such shares, at any time, into shares of common stock at the then applicable conversion rate. In addition, the terms of the Series A Convertible Preferred Stock provided for automatic conversion into common stock at the then applicable conversion rate upon the closing of an initial public offering or the consent of holders of a majority of the outstanding shares of the Series A Convertible Preferred Stock. In connection with any of the foregoing conversion events, every four shares of Series A Convertible Preferred Stock would convert into one share of common stock, subject to adjustment for certain corporate events, including stock splits, stock dividends and recapitalizations. However, on December 15, 2011, the Company’s Board of Directors approved an amendment to the terms of the Series A Convertible Preferred Stock providing for the automatic conversion of all outstanding shares of Series A Convertible Preferred Stock into shares of common stock, on a 1 - for - 1 basis, upon the effectiveness of a Form 10 registration statement filed by the Company with the SEC under the Exchange Act. That amendment was approved by the stockholders of the Company on February 10, 2012, and a Certificate of Amendment effecting the change to the terms of the Series A Convertible Preferred Stock was filed with the State of Delaware on that same day. Accordingly, upon the effectiveness of the Company’s Form 10 on February 27, 2012, the outstanding shares of Series A Convertible Preferred Stock converted into 7,965,000 shares of the Company’s common stock.

On February 10, 2012, the stockholders of the Company also approved an Amended and Restated Certificate of Incorporation to be filed in connection with the effectiveness of the Company’s Form 10 registration statement. The Company filed the Amended and Restated Certificate of Incorporation with the state of Delaware on February 27, 2012, and it became effective upon filing. Under such Amended and Restated Certificate of Incorporation, the Company has the authority to issue up to 25,000,000 shares of preferred stock, and the Board of Directors has the authority, without further action by the stockholders, to issue up to that number of shares of preferred stock in one or more series, to establish from time to time the number of shares to be included in each such series, to fix the rights, preferences and privileges of the shares of each series and any qualifications, limitations or restrictions thereon, and to increase or decrease the number of shares of any such series, but not below the number of shares of such series then outstanding. In June 2012, the Board of Directors established the terms of a series of preferred stock known as “Series A Convertible Preferred Stock”. The Board of Directors designated the Series A Convertible Preferred Stock solely to provide Boston Scientific a series of the Company’s preferred stock into which Boston Scientific could elect to convert the Boston Scientific Notes other than in connection with a qualified financing (see Note 6). The Company has not issued any shares of the Series A Convertible Preferred Stock. Likewise, the Company has not filed a Certificate of Designations with the Secretary of State of the State of Delaware to create the Series A Convertible Preferred Stock. The Company would only file such Certificate of Designations in the event of a conversion of the Boston Scientific Notes into shares of the Series A Convertible Preferred Stock (see Note 12).

Summary of Conversions to Common Stock Upon Effectiveness of the Form 10

Summer 2011 Notes - The Company had unsecured convertible notes payable (the “Summer 2011 Notes”) in the aggregate amount of $1,310,000 issued to six non-employee directors of the Company. The Summer 2011 Notes were scheduled to mature in 2013 and accrued interest at 15% per year. The Summer 2011 Notes, as amended, provided for automatic conversion of the principal and all accrued interest into shares of the Company’s common stock upon the effectiveness of a Form 10 registration statement filed by the Company with the SEC under the Exchange Act, based on a conversion price of $0.60 per share. Upon the effectiveness of the Company’s Form 10 on February 27, 2012, all of the Summer 2011 Notes, representing an aggregate of $1,425,865 in principal and accrued interest, were converted into 2,376,447 shares of the Company’s common stock.

March 2010 Notes - The Company had 10% senior unsecured convertible notes (the “March 2010 Notes”) in the aggregate principal amount of $4,071,000. The March 2010 Notes were scheduled to mature in March 2012. All accrued interest was to be paid in cash upon the earlier of maturity or conversion. The March 2010 Notes, as amended, provided for automatic conversion of the outstanding principal and accrued interest into shares of the Company’s common stock on the effective date of a Form 10 registration statement filed by the Company with the SEC under the Exchange Act, based on a conversion price of $1.00 per share. Upon the effectiveness of the Company’s Form 10 on February 27, 2012, all of the March 2010 Notes, representing an aggregate of $4,868,017 in principal and accrued interest, were converted into 4,868,041 shares of the Company’s common stock.

2011 Unit Offering Notes - In October 2011, the Company initiated a private placement of units, each unit consisting of a 10% junior secured convertible note (“2011 Unit Offering Note”) in the principal amount of $100,000 and a warrant to purchase 50,000 shares of the Company’s common stock. The 2011 Unit Offering Notes were scheduled to mature three years from the date of issuance and accrued interest at 10% per year. Per the terms of the 2011 Unit Offering Notes, all principal and accrued interest automatically converted into shares of the Company’s common stock based on a conversion price of $0.60 per share on the effective date of the Company’s Form 10 on February 27, 2012. The warrants were fully vested upon issuance, have a term of five years, and have an exercise price of $0.75 per share. Upon completion of the unit offering in February 2012, the Company had sold 54.305 units resulting in the issuance of convertible notes in the aggregate principal amount of $5,430,500 and warrants to purchase 2,715,250 shares of common stock. Of the 54.305 units sold, 38.055 units were sold after December 31, 2011. The Company’s placement agent for the unit offering, and its sub-placement agents, received an aggregate cash fee equal to 10% of the gross proceeds from the offering, as well as warrants to purchase an aggregate of 941,288 shares of the Company’s common stock at $0.60 per share. The fair value of these warrants of $237,299 was calculated using the Black-Scholes pricing model. The $237,299 was recorded as a deferred offering cost to be amortized to interest expense using the effective interest method over the term of the 2011 Unit Offering Notes.

Upon the effectiveness of the Company’s Form 10 on February 27, 2012, all of the 2011 Unit Offering Notes, representing an aggregate of $5,491,929 in principal and accrued interest, were converted into 9,153,239 shares of the Company’s common stock. In conjunction with the conversion of the 2011 Unit Offering Notes, the Company charged the related aggregate unamortized debt discount of $1,063,018 and unamortized deferred offering costs of $785,239 to interest expense.

The table below summarizes the impact on the Company’s balance sheet and shares outstanding of the conversions to common stock that occurred upon the effectiveness of the Company’s Form 10 registration statement on February 27, 2012:

	Impact to Balance Sheet			Increase in
	Before Conversions	Impact of Conversions	After Conversions	Common Shares Outstanding

Impact on assets
Deferred costs	$799,123	$(799,123)	$-	-

Impact on liabilities and equity
Accrued interest on converted notes	$974,311	$(974,311)	$-	1,092,559
Summer 2011 Notes, net	904,397	(904,397)	-	2,183,334
March 2010 Notes, net	4,057,500	(4,057,500)	-	4,071,000
2011 Unit Offering Notes, net	4,367,482	(4,367,482)	-	9,050,834
Total impact on liabilities	10,303,690	(10,303,690)	-	16,397,727
Series A convertible preferred stock	7,965,000	(7,965,000)	-	7,965,000
Additional paid-in capital and common stock	-	19,345,209	19,345,209	-
Accumulated deficit	-	(1,875,642)	(1,875,642)	-
Total impact on equity	7,965,000	9,504,567	17,469,567	7,965,000
Total impact on liabilities and equity	$18,268,690	$(799,123)	$17,469,567	24,362,727

The impact to accumulated deficit relates to the write-off of unamortized debt discounts and deferred financing costs.

Stock Incentive Plans

The Company has various share-based compensation plans and share-based compensatory contracts (collectively, the “Plans”). The Plans provide for the granting of share-based awards, such as incentive and non-qualified stock options, to employees, directors, consultants and advisors, and some of the Plans provide for cash-based awards. Awards may be subject to a vesting schedule as set forth in each individual award agreement.

In February 2012, the stockholders of the Company approved the 2012 Incentive Compensation Plan (the “2012 Plan”). Upon stockholder approval of the 2012 Plan, the Company ceased making awards under prior Plans adopted in 2010. A total of 3,000,000 shares of the Company’s common stock were reserved for issuance under the 2012 Plan, of which awards as to 2,916,650 shares were outstanding as of December 31, 2013.

In June 2013, the stockholders of the Company approved the 2013 Incentive Compensation Plan (the “2013 Plan”). Upon stockholder approval of the 2013 Plan, the Company ceased making awards under the 2012 Plan. A total of 1,250,000 shares of the Company’s common stock are reserved for issuance under the 2013 Plan, of which awards as to 949,500 shares had been made as of December 31, 2013. Thus, 300,500 shares remained available for award grants as of December 31, 2013 under the 2013 Plan.

In December 2013, the Company’s board of directors approved the 2013 Non-Employee Director Equity Incentive Plan (the “Director Plan”). A total of 570,000 shares of the Company’s common stock are reserved for issuance under the Director Plan. The shares reserved for issuance under the Director Plan are intended to be used to cover the stock options granted pursuant to the terms of the Company’s Non-Employee Director Compensation Plan. As of December 31, 2013, no awards had been issued under the Director Plan.

Activity with respect to stock options issued by the Company is summarized as follows:

	Options Outstanding	Options Exercisable	Range of Exercise Prices			Weighted- average Exercise price per share	Intrinsic Value(1)
Balance at January 1, 2012	3,679,977		$0.88	-	$9.64	$2.05	$-
Exercisable at January 1, 2012		1,501,659	0.88	-	9.64	2.15	-
Granted (2)	3,097,400		1.00		2.13	1.08
Exercised	(14,000)		1.80	-	9.64	1.80
Cancelled or forfeited	(331,250)		1.80	-	9.64	2.14
Outstanding at December 31, 2012	6,432,127		0.88	-	9.64	1.58	1,846,040
Exercisable at December 31, 2012		2,386,909	0.88	-	9.64	2.13	205,000
Granted (2)	1,219,500		1.09	-	1.75	1.43
Cancelled or forfeited	(221,402)		1.00	-	9.64	4.33
Outstanding at December 31, 2013	7,430,225		0.88	-	9.64	1.47	1,493,368
Exercisable at December 31, 2013		4,416,292	0.88	-	9.64	1.68	566,589

(1)	Intrinsic value is calculated as the estimated fair value of the Company’s stock at the end of the related period less the option exercise price of in-the-money options.

(2)

All options granted during the years ended December 31, 2012 and 2013 were granted with exercise prices which were deemed to be the fair market value of the Company’s stock on the date of grant, except for 200,000 options granted in December 2013 that have an exercise price of $1.75, which was deemed to be above market.

The following table summarizes information about stock options at December 31, 2013 (contractual life expressed in years):

			Options Outstanding			Options Exercisable
Range of Exercise Prices			Number Outstanding	Weighted - Average Remaining Contractual Life	Weighted - Average Exercise Price	Number Exercisable	Weighted - Average Remaining Contractual Life	Weighted - Average Exercise Price
$0.88	-	$1.26	3,375,650	7.31	$1.01	1,189,384	6.36	$0.97
1.40	-	2.13	3,948,450	8.29	1.74	3,120,783	7.40	1.79
3.20	-	9.64	106,125	4.17	6.16	106,125	4.17	6.16
			7,430,225	7.79	1.47	4,416,292	7.04	1.68

The weighted average grant date fair value of options granted during the years ended December 31, 2013 and 2012 was $0.63 and $0.48, respectively. A summary of the status of the Company’s nonvested stock options during the years ended December 31, 2012 and 2013 is presented below:

Nonvested Stock Options	Shares	Weighted - Average Grant Date Fair Value
Nonvested January 1, 2012	2,178,318	0.87
Granted	3,097,400	0.48
Forfeited	(258,516)	0.85
Vested	(971,984)	1.04
Nonvested December 31, 2012	4,045,218	0.56
Granted	1,219,500	0.63
Forfeited	(94,833)	0.76
Vested	(2,155,952)	0.58
Nonvested December 31, 2013	3,013,933	0.52

As of December 31, 2013 there was a total of approximately $1,160,000 of unrecognized compensation cost related to share-based compensation arrangements granted under the Plans. That cost is expected to be recognized over a weighted-average period of approximately 2.0 years.

The assumptions used in calculating the fair value under the Black-Scholes option-pricing model are set forth in the following table for options issued by the Company in 2013 and 2012:

	Years Ended December 31,
	2013			2012
Dividend yield		0%			0%
Expected Volatility	43.4%	to	46.0%	45.2%	to	45.3%
Risk free Interest rates	0.92%	to	2.10%	0.83%	to	1.13%
Expected lives (years)	5.0	-	6.0		6.0

Warrants

As noted above, common stock warrants were issued in the July 2012 Financing Transaction and the January 2013 Financing Transaction. In May 2012, the Company issued an aggregate of 1,250,000 common stock warrants to two non-employee directors in recognition of their long-standing support of the Company. The warrants were immediately vested and exercisable upon issuance, have an exercise price of $1.00 per share, and have a term of five years. The fair value of the 1,250,000 warrants issued was $514,250, which was calculated using the Black-Scholes pricing model. During the year ended December 31, 2012, the Company issued 421,666 warrants to third parties with an exercise price of $1.00 and having a fair value of $349,003. In addition, during year ended December 31, 2013, the Company issued 43,000 warrants to a service provider with an exercise price of $1.75 and having a fair value of $14,805. The aggregate fair value of the aforementioned warrants, which was calculated using the Black-Scholes valuation model, totaled $14,805 and $863,253 during years ended December 31, 2013 and 2012, respectively, and was recorded as selling, general and administrative expenses.

Warrants have been issued for terms of up to five years. Common stock warrants issued, expired, and outstanding during the years ended December 31, 2012 and 2013 are as follows:

	Shares	Weighted - Average Exercise Price
Outstanding at January 1, 2012	1,922,944	$0.43
Issued	7,652,071	1.05
Shares withheld on net settled exercises	(186,347)	0.70
Exercised	(624,832)	0.67
Outstanding at December 31, 2012	8,763,836	0.95
Expired	(41,666)	1.00
Issued	4,643,842	1.75
Shares withheld on net settled exercises	(101,318)	0.85
Exercised	(1,127,829)	0.08
Outstanding at December 31, 2013	12,136,865	1.33

The assumptions used in calculating the fair value of warrants under the Black-Scholes pricing model are as follows:

	Year Ended December 31,
	2013	2012
Dividend yield	0%		0%
Expected Volatility	46.49%	40.96%	to	46.88%
Risk free Interest rates	1.38%	0.19%	to	0.77%
Expected lives (years)	5.0	1.6	to	5.0

Warrants

As noted above, common stock were issued in the July 2012 Financing Transaction and the January 2013 Financing Transaction. In May 2012, the Company issued an aggregate of 1,250,000 common stock warrants to two non-employee directors in recognition.

Retirement of Treasury Stock

On December 5, 2013, the Board of Directors approved the retirement of 325,830 shares of treasury stock. These retired shares are now included in the Company’s pool of authorized but unissued shares. The retired treasury shares had a carrying value of $1,679,234. Upon retirement of these treasury shares, Common Stock was reduced by the par value of the shares, and the excess cost above the par value of the retired shares was recorded as a reduction of Additional Paid-In Capital.